Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Litigation

Skube v. WHE Agency Inc., et al

A complaint against WHE, Creatd and Jeremy Frommer filed December 22, 2022, was filed in the Supreme Court of the State of New York, New York County, by Jessica Skube, making certain claims alleging conversion, trespass to chattel, unjust enrichment, breach of contract, fraud in the inducement, seeking damages of $161,000 and punitive damages of $500,000. Skube filed an Order to Show Cause, which the Company opposed, which is currently pending. Given the premature nature of this case, it is still too early for the Company to make an assessment as to liability.

Lind Global v. Creatd, Inc.

A complaint against Creatd dated September 21, 2022, has been filed in the Supreme Court of the State of New York, New York County, by Lind Global Macro Fund LP and Lind Global Fund II LP, making certain claims alleging breach of contract related to two Securities Purchase Agreements executed on May 31, 2022, seeking damages in excess of $920,000. The Company filed a Motion to Dismiss, which is currently pending. Given the premature nature of this case, it is still too early for the Company to make an assessment as to liability.

Laurie Weisberg v. Creatd, Inc.

A confession of judgment against Creatd dated September 2, 2022, has been filed in the Supreme Court of the State of New York, New York County, by Laurie Weisberg, seeking to enforce payment of approximately $415,000 under an executive separation agreement also dated September 2, 2022.  Ms. Weisberg also seeks payment of legal fees amounting to approximately $5,000.  The Company and Ms. Weisberg are actively negotiating in an attempt to resolve the dispute.  The Company does not expect the liability to exceed $420,000.

The Company has recorded approximately $415,000 in accrued expenses related to this dispute.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. The IRA includes a 15% Corporate Alternative Minimum Tax (“Corporate AMT”) for tax years beginning after December 31, 2022. We do not expect the Corporate AMT to have a material impact on our consolidated financial statements. Additionally, the IRA imposes a 1% excise tax on net repurchases of stock by certain publicly traded corporations. The excise tax is imposed on the value of the net stock repurchased or treated as repurchased. The new law will apply to stock repurchases occurring after December 31, 2022.

Lease Agreements

The Company currently does not own any properties. Our corporate headquarters consists of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th Floor, New York, NY, 10003. The current lease term is 7 years commencing May 1, 2022. The total amount due under this lease is $3,502,033.

On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9. Commencement date of the lease is July 1, 2022. The total amount due under this lease is $72,064. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $63,472 on the right-of-use asset. As of March 31, 2023, the company was in breach of this lease agreement and subsequently reached a settlement agreement to terminate the lease.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. As of March 31, 2023, the company is in breach of this lease agreement.

On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period. As of March 31, 2023, the company is in breach of this lease agreement.

The components of lease expense were as follows:

Three Months Ended March 31, 2023
Operating lease cost	$537,253
Short term lease cost	536
Total net lease cost	$537,632

Supplemental cash flow and other information related to leases was as follows:

Three Months Ended March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	323,292
Weighted average remaining lease term (in years):	5.99
Weighted average discount rate:	12.5%

Total future minimum payments required under the lease as of March 31 are as follows:

For the Twelve Months Ended March 31,	Operating Leases
2023	$498,552
2024	532,689
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,383,033
Less: Amounts representing interest	(1,076,702)
Total lease obligations	2,306,331
Less: Current	(287,542)
$2,018,789

Rent expense for the three months ended March 31, 2023, was $70,557.

Market price risk of crypto (“digital”) assets

The Company holds crypto and digital assets in third-party wallets. Crypto asset price risk could adversely affect its operating results and will depend upon the market price of Bitcoin, ETH, as well as other crypto assets. Crypto asset prices have fluctuated significantly from quarter to quarter. There is no assurance that crypto asset prices will reflect historical trends. A decline in the market price of Bitcoin, ETH, and Other crypto assets could have an adverse effect on our earnings, the carrying value of the crypto assets, and future cash flows. This may also affect the liquidity and the ability to meet our ongoing obligations.

Nasdaq Notice of Delisting

On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed. Suspension of trading in the Company’s shares on the Exchange became effective at the opening of business on September 7, 2022, at which time the Company’s common stock, under the symbol “CRTD,” and publicly-traded warrants, under the symbol “CRTDW,” was quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Following passage of the proscribed 15-day time period for appeal as stated in the Letter, on October 26, 2022, Nasdaq completed the delisting by filing a Form 25 Notification of Delisting with the Securities and Exchange Commission.

The Company’s common stock, under the symbol “CRTD,” is quoted on the OTCQB marketplace operated by OTC Markets Group Inc. effective as of September 26, 2022. Effective April 4, 2023, our symbol changed to “VOCL.” The Company’s publicly-traded warrants, under the symbol “CRTDW,” are quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Employment Agreements

On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).

Pursuant to the Executive Employment Arrangements, the Company entered into executive employment agreements with each of the respective executives as of April 5, 2022 (the “Executive Employment Agreements”). The Executive Employment Agreements contain customary terms, conditions and rights.

Executive Separation Agreement

On September 2, 2022, the Company entered into an Executive Separation Agreement with Laurie Weisberg the Company’s Chief Executive Officer and member of the Board of Directors setting forth the terms and conditions related to the Executive’s resignation for good reason as Chief Executive Officer, Director and any other positions held with the Company or any subsidiary.

The Company will pay severance in the aggregate amount of $475,000, payable as follows: (i) 1/24 will be paid on each of September 15, 2022, October 1, 2022 and November 1, 2022, respectively; (ii) 1/8 will be paid on each of December 1, 2022, January 1, 2023 and February 1, 2023, respectively; (iii) 1/4 will be paid on April 1, 2023; and (iv) the balance will be paid on May 1, 2023. The Company has executed and delivered a Confession of Judgment concerning the severance amount, which is being held in escrow pending satisfaction of payment.

Additionally, all unvested and/or outstanding stock options held by Ms. Weisberg as of the date of the separation agreement that are not subject to metric based vesting shall automatically and fully vest. All unvested and/or outstanding stock options held by Ms. Weisberg as of the date of the separation agreement that are subject to metric based vesting shall vest in accordance with their respective original terms.

Note 11 – Commitments and Contingencies

Litigation

Skube v. WHE Agency Inc., et al

A complaint against WHE, Creatd and Jeremy Frommer filed December 22, 2022, was filed in the Supreme Court of the State of New York, New York County, by Jessica Skube, making certain claims alleging conversion, trespass to chattel, unjust enrichment, breach of contract, fraud in the inducement, seeking damages of $161,000 and punitive damages of $500,000. Skube filed an Order to Show Cause, which the Company opposed, which is currently pending. The contingency is probable that a material loss of $161,000 has been incurred and is accrued in the Company’s consolidated financial statements.

Lind Global v. Creatd, Inc.

A complaint against Creatd dated September 21, 2022, has been filed in the Supreme Court of the State of New York, New York County, by Lind Global Macro Fund LP and Lind Global Fund II LP, making certain claims alleging breach of contract related to two Securities Purchase Agreements executed on May 31, 2022, seeking damages in excess of $920,000. The Company filed a Motion to Dismiss, which is currently pending. Given the premature nature of this case, it is still too early for the Company to make an assessment as to liability.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into law. The IRA includes a 15% Corporate Alternative Minimum Tax (“Corporate AMT”) for tax years beginning after December 31, 2022. We do not expect the Corporate AMT to have a material impact on our consolidated financial statements. Additionally, the IRA imposes a 1% excise tax on net repurchases of stock by certain publicly traded corporations. The excise tax is imposed on the value of the net stock repurchased or treated as repurchased. The new law will apply to stock repurchases occurring after December 31, 2022.

Lease Agreements

The Company currently does not own any properties. Our corporate headquarters consists of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th Floor, New York, NY, 10003. The current lease term is 7 years commencing May 1, 2022. The total amount due under this lease is $3,502,033.

On April 19, 2022, the Company signed a 2-year lease for approximately 2,252 square feet of office space at 1 Westmount Square, Westmount, Qc H3Z2P9. Commencement date of the lease is July 1, 2022. The total amount due under this lease is $72,064. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $63,472 on the right-of-use asset. As of December 31, 2022, the company was in breach of this lease agreement and subsequently reached a settlement agreement to terminate the lease.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. As of December 31, 2022, the company is in breach of this lease agreement.

On September 9, 2021, the Company signed a 1-year lease for approximately 3,200 square feet at 648 Broadway, Suite 200, New York, NY 10012. Monthly rent under the lease was $12,955 for the leasing period. As of December 31, 2022, the company is in breach of this lease agreement.

The components of lease expense were as follows:

Year Ended December 31, 2022
Operating lease cost	$398,498
Short term lease cost	139,136
Total net lease cost	$537,634

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	206,944
Weighted average remaining lease term (in years):	6.02
Weighted average discount rate:	12.50%

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2023	$583,728
2024	550,705
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,486,225
Less: Amounts representing interest	(1,081,698)
Total lease obligations	2,404,526
Less: Current	(326,908)
$2,077,618

Rent expense for the year ended December 31, 2022 and 2021 was $590,100 and $216,845, respectively.

Market price risk of crypto (“digital”) assets

The Company holds crypto and digital assets in third-party wallets. Crypto asset price risk could adversely affect its operating results and will depend upon the market price of Bitcoin, ETH, as well as other crypto assets. Crypto asset prices have fluctuated significantly from quarter to quarter. There is no assurance that crypto asset prices will reflect historical trends. A decline in the market price of Bitcoin, ETH, and Other crypto assets could have an adverse effect on our earnings, the carrying value of the crypto assets, and future cash flows. This may also affect the liquidity and the ability to meet our ongoing obligations.

Appointment of New Directors

On February 17, 2022, the Board of Directors (the “Board”) of the Company appointed Joanna Bloor, Brad Justus, and Lorraine Hendrickson to serve as members of the Board. Ms. Bloor has been nominated to, and will serve as, chair of the Compensation Committee, and to be a member of the Audit Committee and Nominating & Corporate Governance Committee. Mr. Justus has been nominated, and will serve as, chair of the Nominating & Corporate Governance Committee, and to be a member of the Compensation Committee and Audit Committee. Ms. Hendrickson has been nominated to, and will serve as, chair of the Audit Committee and to be a member of the Compensation and Nominating & Corporate Governance Committee.

Management Restructuring

On February 17, 2022, the Board of the Company approved the restructuring of the Company’s senior management team to eliminate the Co-Chief Executive Officer role, appointing Jeremy Frommer as Executive Chairman and Founder, and appointing Laurie Weisberg as Chief Executive Officer (the “Second Restructuring”). Prior to the Second Restructuring, Mr. Frommer and Ms. Weisberg served as the Company’s co-Chief Executive Officers and Ms. Weisberg served as the Company’s Chief Operating Officer. The Second Restructuring does not impact the role or functions of the Company’s Chief Financial Officer, Chelsea Pullano, or the role or functions of the Company’s President and Chief Operating Officer, Justin Maury.

Departure of Directors

On February 17, 2022, the Board received notice that effective immediately, Mark Standish resigned as Chair of the Board, Chair of the Audit Committee and as a member of the Compensation Committee and Nominating & Corporate Governance Committee; Leonard Schiller resigned as member of the Board, Chair of the Compensation Committee and as a member of the Audit Committee and Nominating & Corporate Governance Committee; and LaBrena Martin resigned as a member of the Board, Chair of the Nominating & Corporate Governance Committee and as a member of the Audit Committee and Compensation Committee. Such resignations are not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On September 2, 2022, the Company entered into an Executive Separation Agreement with Laurie Weisberg the Company’s Chief Executive Officer and member of the Board of Directors setting forth the terms and conditions related to the Executive’s resignation for good reason as Chief Executive Officer, Director and any other positions held with the Company or any subsidiary.

On September 21, 2022, the Board received notice from Brad Justus of his resignation as a member of the Board, and from all committees of the Board on which he served, with such resignation to become effective on September 30, 2022. Such resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On November 1, 2022, the Board received notice from Lorraine Hendrickson of her resignation as a Director and from all committees of the Board on which she served, effective as of such date. Ms. Hendrickson’s resignation as a member of the Board was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On November 17, 2022, the Board received notice from Joanna Bloor of her resignation as a Director and from all committees of the Board on which she served, effective as of such date. Ms. Bloor’s resignation as a member of the Board was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Appointment of New Directors

On September 2, 2022, the Board appointed Justin Maury, President and Chief Operating Officer, as Director to the Board

On November 2, 2022, the Board appointed Peter Majar as Director to the Board. Mr. Majar has been nominated to, and will serve as, chair of the Audit Committee and the Compensation Committee and to be a member of the Nominating & Corporate Governance Committee.

On November 16, 2022, the Board appointed Erica Wagner as Director to the Board. Ms. Wagner has been nominated, and will serve as, chair of the Nominating & Corporate Governance Committee, and to be a member of the Compensation Committee.

Nasdaq Notice of Delisting

On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed. Suspension of trading in the Company’s shares on the Exchange became effective at the opening of business on September 7, 2022, at which time the Company’s common stock, under the symbol “CRTD,” and publicly-traded warrants, under the symbol “CRTDW,” was quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Following passage of the proscribed 15-day time period for appeal as stated in the Letter, on October 26, 2022, Nasdaq completed the delisting by filing a Form 25 Notification of Delisting with the Securities and Exchange Commission.

The Company’s common stock, under the symbol “CRTD,” is quoted on the OTCQB marketplace operated by OTC Markets Group Inc. effective as of September 26, 2022. Effective April 4, 2023, our symbol changed to “VOCL.” The Company’s publicly-traded warrants, under the symbol “CRTDW,” are quoted on the OTCPink marketplace operated by OTC Markets Group Inc.

Employment Agreements

On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).

Pursuant to the Executive Employment Arrangements, the Company entered into executive employment agreements with each of the respective executives as of April 5, 2022 (the “Executive Employment Agreements”). The Executive Employment Agreements contain customary terms, conditions and rights.

Executive Separation Agreement

On September 2, 2022, the Company entered into an Executive Separation Agreement with Laurie Weisberg the Company’s Chief Executive Officer and member of the Board of Directors setting forth the terms and conditions related to the Executive’s resignation for good reason as Chief Executive Officer, Director and any other positions held with the Company or any subsidiary.

The Company will pay severance in the aggregate amount of $475,000, payable as follows: (i) 1/24 will be paid on each of September 15, 2022, October 1, 2022 and November 1, 2022, respectively; (ii) 1/8 will be paid on each of December 1, 2022, January 1, 2023 and February 1, 2023, respectively; (iii) 1/4 will be paid on April 1, 2023; and (iv) the balance will be paid on May 1, 2023. The Company has executed and delivered a Confession of Judgment concerning the severance amount, which is being held in escrow pending satisfaction of payment.

Additionally, all unvested and/or outstanding stock options held by Ms. Weisberg as of the date of the separation agreement that are not subject to metric based vesting shall automatically and fully vest. All unvested and/or outstanding stock options held by Ms. Weisberg as of the date of the separation agreement that are subject to metric based vesting shall vest in accordance with their respective original terms.